Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net
The following table presents the components of property, plant and equipment, net as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Cost (1):
Land, buildings and leasehold improvements (2)	$1,156,083	$996,156
Instruments, machinery and equipment	1,420,055	1,299,426
ERP (3)	132,817	124,803
Office furniture and other	90,461	86,313
Motor vehicles and airplanes	49,871	50,132
Total cost	2,849,287	2,556,830
Accumulated depreciation	(1,572,339)	(1,468,880)
Depreciated cost	$1,276,948	$1,087,950

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	1,619,433	771,145	881,916
Leased	7,658,727	910,025	713,418